SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jul. 17, 2015
Statement [Line Items]
Fair value per share				$ 2.06
Dr. Averback [Member]
Statement [Line Items]
Back pay and share valuation for Dr. Averback description		Dr. Averback is owed 1.5 Million restricted shares as back pay, at a value of $1,455,000. The value of these shares totals $3,209,513, in which $2,053,869 was attributable to G&A, and $1,155,644 was attributable to R&D
Receive of bonus		$ 157,000
Restricted shares contract value		1,754,513
Restricted shares granted	3,000,000
Equity compensation reward		$ 157,000
Restricted shares granted monthly	250,000
Total rerestricted shares granted					21,000,000
Proceeds from issuance of shares	$ 6,400,000
Fair value per share					$ 1.36
Compensation expense			$ 86,749